SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.                               SUBSEQUENT EVENTS

In January 2014, the Company made an additional investment in JMOOP with a total cash consideration of $40,000.

On January 22, 2014, the Company entered into a definitive agreement with Nuomi Holdings Inc. (“Nuomi Inc”) and Baidu Holdings Limited (“Baidu”) to sell its remaining 31.61% in Nuomi Inc. to Baidu Holdings Limited with a cash consideration of $68,066.  Besides, pursuant to resolution agreed among the Company, Nuomi Inc. and Baidu, immediately before the completion of this deal, Nuomi Inc. would pay to the Company $55,000 as a final dividend.

In March 2014, the Company entered into an agreement to purchase 6,020,695 Series D Preferred Shares issued by SoFi with a total consideration of $20,789, which was paid in full in the same month.  Upon the completion of this investment on March 24, 2014, the Company held 25.96% equity interest in SoFi on a fully diluted basis.

On March 14, 2014, Renren Lianhe Holdings (“Lianhe”), a subsidiary of the Company, entered into the subscription and shareholders agreement with Loadstar Capital K.K. (“Loadstar”), to purchase up to 49.88% equity stake of the investee with a total consideration of Japanese Yen 969.2 million in 12 months from March 14, 2014.  In March 2014 Lianhe had paid JPY210 million for 33.33% equity of Loadstar.

On April 14, 2014, Lianhe entered into a definitive agreement with Rise Companies Corp (“Rise Corp”) to purchase 7,856,395 Preferred Series A Shares issued by Rise Corp with a total consideration of $17,183, which was paid in full on the date of such agreement.  Upon the completion of this investment, Lianhe held 35.01% equity interest in Rise Corp on a fully diluted basis.

Subsequent to the balance sheet date, the Company had taken the following actions in relation with its short-term investments:

	Period subsequent to the balance sheet date,
	Gross Purchase	Sales of investments
	Cost	Proceeds	Costs	Gains (losses)
Available-for-sale
Equity securities	100,104	315,523	161,792	153,731
Corporate bonds	—	57,795	57,712	83

Derivative financial instruments
Call options	61,670	55,554	61,670	(6,116)
Interest rate swaptions	32,011	—	—	—